                               PARTNERS PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0760200

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Partners Portfolio
   ROBERT GENDELMAN & S. BASU MULLICK, PORTFOLIO CO-MANAGERS
   The Portfolio posted a 7.37% total return for the one-year period ended December 31, 1999.(1) These results compare favorably with the Russell 1000 Value Index, which produced a total return of 7.35%. However, the portfolio did not perform as well as the S&P 500 Index,(2) which provided a 21.01% total return over the same period.
   The portfolio lagged the S&P 500 Index because, for most of 1999, investors continued to prefer growth stocks over the value stocks in which the portfolio primarily invests. However, relative to the Russell 1000 Value Index, the portfolio's outperformance was the result of successful security selection, particularly in the technology sector (21.8% of total equity market value as of December 31, 1999), which was the market's top-performing sector during the period. Within several other market sectors, including communications services (7.2% of total equity market value) and basic materials (11.6% of total equity market value), the portfolio's holdings provided higher returns than the Russell 1000 Value benchmark.
   Overall, 1999 was both rewarding and volatile for most segments of the U.S. equity market. Faster-than-expected economic growth during the first half of the year prompted the Federal Reserve Board to raise short-term interest rates three times between June and November in an attempt to forestall a reacceleration of inflation. Although the uncertainty surrounding rising interest rates created large price swings in many market sectors, a broad-based rally emerged during the fourth quarter, sending most major stock market averages -- including the large-cap S&P 500 Index and the small-cap Russell 2000 Index(2) -- to new highs on the last trading day of 1999. Value-oriented stocks were the notable exception, however. Several of the portfolio's sectors -- health care (7.6% of total equity market value), capital goods (4.3% of total equity market value), consumer staples (9.0% of total equity market value), and utilities (2.7% of total equity market value) -- produced negative returns.
   Although investors preferred the growth style of investing over the value style throughout the year, the portfolio benefited from the portfolio co-managers' ability to buy out-of-favor stocks at attractive prices. The portfolio's top performers included Nortel Networks (0.2% of net assets), a communication equipment company that makes equipment for the Internet and telecommunications stocks such as Ericsson (2.8% of net assets) and AT&T Corp.- Liberty Media Group Class A (2.2% of net assets). CAD software manufacturer Parametric Technology (2.0% of net assets), software manufacturers Cadence Design Systems (1.6% of net assets) and Computer Associates (2.6% of net assets), all rallied strongly in 1999 after encountering temporary setbacks in 1998.
   On the other hand, the portfolio's performance was hurt by several individual holdings, including office equipment manufacturer Xerox Corp. (no longer a portfolio holding), which saw its earnings and stock price fall after encountering problems related to the restructuring of its sales force. Similarly, waste management company Allied Waste (no longer a portfolio holding) saw its stock price fall when competitor Waste Management Inc. reported disappointing earnings. In the consumer staples sector (9.0% of total equity market value), drug store chain Rite Aid (no longer a portfolio holding) was punished when the company's management adopted policies that investors perceived as being contrary to shareholders' interests.
   Looking forward, the portfolio co-managers believe that investor sentiment has swung too far toward the growth style of investing, making many technology and telecommunications stocks overvalued while creating even more compelling values in the energy, basic materials and capital goods sectors. Accordingly, the portfolio co-managers have begun to take profits in some of 1999's best performing technology holdings, redeploying those assets to the undervalued capital goods and basic materials market sectors. In addition, the portfolio co-managers have continued to de-emphasize financial stocks because of rising interest rates, deteriorating credit quality and slow revenue growth.

(1)7.37%, 21.03%, and 17.47% were the average annual total returns for the 1-, 5-year and since inception periods ended December 31, 1999. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses of the insurance companies.

(2)The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000-Registered Trademark-Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   The composition, industries and holdings of the Portfolio are subject to change.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Partners Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)
                                PARTNERS PORTFOLIO  RUSSELL 1000-Registered Trademark- VALUE(2)  S&P 500(2)
1 YEAR                                      +7.37%                                       +7.35%     +21.01%
5 YEAR                                     +21.03%                                      +23.08%     +28.49%
LIFE OF FUND                               +17.47%                                      +18.96%     +24.41%
                                Partners Portfolio                           Russell 1000 Value     S&P 500
03/22/94                                   $10,000                                      $10,000     $10,000
12/31/94                                    $9,770                                       $9,656     $10,085
1995                                       $13,333                                      $13,360     $13,861
1996                                       $17,276                                      $16,251     $17,035
1997                                       $22,674                                      $21,969     $22,711
1998                                       $23,629                                      $25,403     $29,188
1999                                       $25,370                                      $27,269     $35,322

   Neuberger Berman Advisers Management Trust Partners Portfolio (the "Fund") commenced operations on 3/22/94.

1."Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2.The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and distributions. The Series may invest in many securities not included in the above-described indices.

Performance data are historical and include changes in share price and reinvestment of dividends and distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $989,638,697
      Receivable for Trust shares sold                 1,591,950
                                                    -------------
                                                     991,230,647
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed                1,373,583
      Payable to administrator (Note B)                  248,900
      Accrued expenses                                   110,760
                                                    -------------
                                                       1,733,243
                                                    -------------
NET ASSETS at value                                 $989,497,404
                                                    -------------

NET ASSETS consist of:
      Par value                                     $     50,383
      Paid-in capital in excess of par value         729,174,806
      Accumulated undistributed net investment
       income                                          6,728,572
      Accumulated net realized gains on investment   144,807,454
      Net unrealized appreciation in value of
       investment                                    108,736,189
                                                    -------------
NET ASSETS at value                                 $989,497,404
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    50,382,574
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                   $19.64
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Investment income from Series (Note A)           $ 17,184,752
                                                     ------------
    Expenses:
      Administration fee (Note B)                       3,593,258
      Shareholder reports                                 110,250
      Legal fees                                           80,028
      Trustees' fees and expenses                          58,271
      Auditing fees                                        17,394
      Custodian fees                                       10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                     624
      Registration and filing fees                            143
      Miscellaneous                                        10,896
      Expenses from Series (Notes A & B)                6,485,412
                                                     ------------
        Total expenses                                 10,366,276
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (3,956)
                                                     ------------
        Total net expenses                             10,362,320
                                                     ------------
        Net investment income                           6,822,432
                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities        151,488,358
    Change in net unrealized appreciation of
     investment securities                            (42,257,825)
                                                     ------------
        Net gain on investments from Series
        (Note A)                                      109,230,533
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $116,052,965
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                    Year Ended
                                                   December 31,
                                               1999            1998
                                          ------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    6,822,432  $   18,227,555
    Net realized gain on investments
      from Series (Note A)                   151,488,358      27,913,853
    Change in net unrealized
      appreciation of investments from
      Series (Note A)                        (42,257,825)      4,713,050
                                          ------------------------------
    Net increase in net assets resulting
      from operations                        116,052,965      50,854,458
                                          ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (18,318,731)     (6,673,458)
    Net realized gain on investments         (31,858,662)   (210,213,946)
                                          ------------------------------
    Total distributions to shareholders      (50,177,393)   (216,887,404)
                                          ------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                198,209,637     644,476,585
    Proceeds from reinvestment of
      dividends and distributions             50,177,393     216,887,404
    Payments for shares redeemed            (955,234,165)   (697,697,436)
                                          ------------------------------
    Net increase (decrease) from Trust
      share transactions                    (706,847,135)    163,666,553
                                          ------------------------------
NET DECREASE IN NET ASSETS                  (640,971,563)     (2,366,393)
NET ASSETS:
    Beginning of year                      1,630,468,967   1,632,835,360
                                          ------------------------------
    End of year                           $  989,497,404  $1,630,468,967
                                          ------------------------------
    Accumulated undistributed net
      investment income at end of year    $    6,728,572  $   18,224,870
                                          ------------------------------

NUMBER OF TRUST SHARES:
    Sold                                      10,187,988      33,150,734
    Issued on reinvestment of dividends
      and distributions                        2,778,371      11,179,764
    Redeemed                                 (48,713,869)    (37,463,695)
                                          ------------------------------
    Net increase (decrease) in shares
      outstanding                            (35,747,510)      6,866,803
                                          ------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of December 31, 1999.

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Partners Portfolio

6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1999, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $3,412 and $544.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $82,512,116 and $850,834,329, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                            Year Ended December 31,
                                              1999        1998        1997       1996       1995
                                             -----------------------------------------------------
Net Asset Value, Beginning of Year           $ 18.93    $  20.60    $  16.48    $ 13.23    $  9.77
                                             -----------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .11         .20         .12        .10        .11
    Net Gains or Losses on Securities
     (both realized and unrealized)             1.23         .73        4.82       3.69       3.43
                                             -----------------------------------------------------
      Total From Investment Operations          1.34         .93        4.94       3.79       3.54
                                             -----------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.23)       (.08)       (.05)      (.04)      (.01)
    Distributions (from net capital
     gains)                                     (.40)      (2.52)       (.77)      (.50)      (.07)
                                             -----------------------------------------------------
      Total Distributions                       (.63)      (2.60)       (.82)      (.54)      (.08)
                                             -----------------------------------------------------
Net Asset Value, End of Year                 $ 19.64    $  18.93    $  20.60    $ 16.48    $ 13.23
                                             -----------------------------------------------------
Total Return(3)                                +7.37%      +4.21%     +31.25%    +29.57%    +36.47%
                                             -----------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $ 989.5    $1,630.5    $1,632.8    $ 705.4    $ 207.5
                                             -----------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                               .87%        .84%        .86%       .95%      1.09%
                                             -----------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                      .87%        .84%        .86%       .95%      1.09%
                                             -----------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          .57%       1.04%        .60%       .60%       .97%
                                             -----------------------------------------------------
    Portfolio Turnover Rate(5)                    --          --          --         --         76%
                                             -----------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Partners Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Partners Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Partners Portfolio

   We have audited the accompanying statement of assets and liabilities of Partners Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Partners Portfolio of Neuberger Berman Advisers Management Trust at
December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Partners Investments

       Number                                               Market
      of Shares                                            Value(1)
---------------------                                   --------------

                       COMMON STOCKS (92.5%)
AEROSPACE (2.0%)
         344,900       Honeywell International          $   19,896,419
                                                        --------------
AIRLINES (1.8%)
         110,000       AMR Corp.                             7,370,000(2)
         233,000       Continental Airlines Class B         10,339,375(2)
                                                        --------------
                                                            17,709,375
                                                        --------------
AUTOMOBILE MANUFACTURING (1.8%)
         248,000       General Motors                       18,026,500
                                                        --------------
AUTO/TRUCK REPLACEMENT PARTS (1.0%)
         320,400       Lear Corp.                           10,252,800(2)
                                                        --------------
BANKING & FINANCIAL (7.0%)
         492,800       Bank of New York                     19,712,000
         110,000       Capital One Financial                 5,300,625
         335,000       Chase Manhattan                      26,025,312
         407,200       Countrywide Credit Industries        10,281,800
          21,700       Household International                 808,325
         177,000       Wells Fargo                           7,157,438
                                                        --------------
                                                            69,285,500
                                                        --------------
CHEMICALS (3.1%)
         185,400       Alcoa Inc.                           15,388,200
         238,000       duPont                               15,678,250
                                                        --------------
                                                            31,066,450
                                                        --------------
COMMUNICATIONS (2.6%)
         160,000       Bell Atlantic                         9,850,000
         293,550       MCI WorldCom                         15,576,497(2)
                                                        --------------
                                                            25,426,497
                                                        --------------
DIVERSIFIED (1.6%)
         450,000       Monsanto Co.                         16,031,250
                                                        --------------
FINANCIAL SERVICES (3.4%)
         541,400       Ceridian Corp.                       11,673,938(2)
         240,000       FleetBoston Financial                 8,355,000

       Number                                               Market
      of Shares                                            Value(1)
---------------------                                   --------------

          92,600       Providian Financial              $    8,432,387
         121,000       SLM Holding                           5,112,250
                                                        --------------
                                                            33,573,575
                                                        --------------
FOOD & TOBACCO (3.0%)
         275,000       Anheuser-Busch                       19,490,625
         320,000       Nabisco Holdings                     10,120,000
                                                        --------------
                                                            29,610,625
                                                        --------------
FOOD PRODUCTS (2.1%)
         118,800       Diageo PLC ADR                        3,801,600
         891,500       Kroger Co.                           16,827,062(2)
                                                        --------------
                                                            20,628,662
                                                        --------------
GAS (1.8%)
         358,200       Praxair, Inc.                        18,021,937
                                                        --------------
HEALTH CARE (10.0%)
         384,000       American Home Products               15,144,000
         208,200       Bristol-Myers Squibb                 13,363,838
         340,000       CIGNA Corp.                          27,391,250
         185,000       Johnson & Johnson                    17,228,125
           3,000       MedicaLogic, Inc.                        63,000(2)
         215,000       Merck & Co.                          14,418,437
         174,700       Wellpoint Health Networks            11,519,281(2)
                                                        --------------
                                                            99,127,931
                                                        --------------
INDUSTRIAL GOODS & SERVICES (2.4%)
         392,400       General Dynamics                     20,699,100
          42,200       Phelps Dodge                          2,832,675
                                                        --------------
                                                            23,531,775
                                                        --------------
INSURANCE (4.8%)
         395,000       Ace, Ltd.                             6,591,562
         138,000       American International Group         14,921,250

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Partners Investments

       Number                                               Market
      of Shares                                            Value(1)
---------------------                                   --------------

         275,000       Aon Corp.                        $   11,000,000
         281,896       XL Capital                           14,623,355
                                                        --------------
                                                            47,136,167
                                                        --------------
INTERNET (0.0%)
           3,300       GetThere.com                            132,825(2)
                                                        --------------
MEDIA & ENTERTAINMENT (1.4%)
         465,000       Walt Disney                          13,601,250
                                                        --------------
OIL & GAS (8.7%)
         145,000       Chevron Corp.                        12,560,625
         175,000       Exxon Mobil                          14,098,438
         185,000       Halliburton Co.                       7,446,250
         257,800       Texaco Inc.                          14,001,762
         365,000       Tosco Corp.                           9,923,438
         225,000       Total Fina ADR                       15,581,250
         370,000       Transocean Offshore                  12,464,375(2)
                                                        --------------
                                                            86,076,138
                                                        --------------
PAPER & FOREST PRODUCTS (2.6%)
          74,300       Georgia-Pacific                       3,770,725
         302,000       Weyerhaeuser Co.                     21,687,375
                                                        --------------
                                                            25,458,100
                                                        --------------
RAILROADS (0.9%)
         380,000       Burlington Northern Santa Fe          9,215,000
                                                        --------------
RETAILING (0.7%)
         430,000       Consolidated Stores                   6,987,500(2)
                                                        --------------
STEEL (0.7%)
         370,000       AK Steel Holding                      6,983,750
                                                        --------------
TECHNOLOGY (18.9%)
         640,000       Cadence Design Systems               15,360,000(2)
         365,000       Compaq Computer                       9,877,813
         366,000       Computer Associates                  25,597,125
          96,000       Computer Sciences                     9,084,000(2)

       Number                                               Market
      of Shares                                            Value(1)
---------------------                                   --------------

         138,400       Gateway Inc.                     $    9,973,450(2)
         215,000       General Motors Class H               20,640,000(2)
         235,000       IBM                                  25,380,000
         424,000       L.M. Ericsson Telephone, B
                       Shares ADR                           27,851,500
          75,800       Motorola, Inc.                       11,161,550
          22,400       Nortel Networks                       2,262,400
         197,000       Novell, Inc.                          7,867,687(2)
         748,800       Parametric Technology                20,264,400(2)
          20,300       Texas Instruments                     1,966,563
                                                        --------------
                                                           187,286,488
                                                        --------------
TELECOMMUNICATIONS (7.6%)
         379,000       AT&T Corp.- Liberty Media
                       Group Class A                        21,508,250(2)
          36,700       Global Crossing                       1,835,000
         305,000       GTE Corp.                            21,521,562
          62,300       Infonet Services                      1,635,375(2)
         112,100       Level 3 Communications                9,178,188(2)
          90,000       Nextel Communications                 9,281,250(2)
         116,000       Nippon Telegraph & Telephone
                       ADR                                   9,990,500
                                                        --------------
                                                            74,950,125
                                                        --------------
UTILITIES (2.6%)
         540,000       The Williams Cos.                    16,503,750
         269,600       Unicom Corp.                          9,031,600
                                                        --------------
                                                            25,535,350
                                                        --------------
                       TOTAL COMMON STOCKS
                       (COST $812,231,515)                 915,551,989
                                                        --------------
                       PREFERRED STOCKS (2.6%)
         749,000       News Corp. ADR
                       (COST $19,628,973)                   25,044,688
                                                        --------------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Partners Investments

      Principal                                             Market
       Amount                                              Value(1)
---------------------                                   --------------

                       U.S. TREASURY SECURITIES
                       (1.9%)
     $19,000,000       U.S. Treasury Bills, 3.00%,
                       due 1/6/00
                       (COST $18,992,083)               $   18,992,083(3)
                                                        --------------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (1.5%)
      15,000,000       Federal Home Loan Bank,
                       Discount Notes, 5.60%,
                       due 1/12/00
                       (COST $14,974,120)                   14,974,120(3)
                                                        --------------
                       REPURCHASE AGREEMENTS (0.6%)
       5,820,000       State Street Bank and Trust
                       Co. Repurchase Agreement,
                       3.50%, due 1/3/00, dated
                       12/31/99, Maturity Value
                       $5,821,698, Collateralized by
                       $5,995,000 Fannie Mae,
                       Medium-Term Notes, 6.35%,
                       due 6/22/01 (Collateral Value
                       $5,995,000)
                       (COST $5,820,000)                     5,820,000(3)
                                                        --------------

      Principal                                             Market
       Amount                                              Value(1)
---------------------                                   --------------

                       SHORT-TERM INVESTMENTS (3.5%)
     $34,788,915       N&B Securities Lending Quality
                       Fund, LLC
                       (COST $34,788,915)               $   34,788,915(3)
                                                        --------------
                       TOTAL INVESTMENTS (102.6%)
                       (COST $906,435,606)               1,015,171,795(4)
                       Liabilities, less cash,
                       receivables and other assets
                       [(2.6%)]                            (25,533,097)
                                                        --------------
                       TOTAL NET ASSETS (100.0%)        $  989,638,698
                                                        --------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Partners Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) At December 31, 1999, the cost of investments for U.S. Federal income tax purposes was $912,393,827. Gross unrealized appreciation of investments was $142,037,617 and gross unrealized depreciation of investments was $39,259,649, resulting in net unrealized appreciation of $102,777,968, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $1,015,171,795
      Cash                                                 10,671
      Receivable for securities sold                   26,586,709
      Dividends and interest receivable                 4,034,371
      Prepaid expenses and other assets                    36,830
      Deferred organization costs (Note A)                  1,745
                                                    -------------
                                                    1,045,842,121
                                                    -------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                        34,788,915
      Payable for securities purchased                 17,930,064
      Accrued expenses and other payables               3,057,910
      Payable to investment manager (Note B)              426,534
                                                    -------------
                                                       56,203,423
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 989,638,698
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $ 880,902,509
      Net unrealized appreciation in value of
       investment securities                          108,736,189
                                                    -------------
NET ASSETS                                          $ 989,638,698
                                                    -------------
*Cost of investments                                $ 906,435,606
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Income:
      Dividend income                                $ 16,182,741
      Interest income                                   1,086,828
      Foreign taxes withheld (Note A)                     (84,817)
                                                     ------------
        Total income                                   17,184,752
                                                     ------------
    Expenses:
      Investment management fee (Note B)                6,016,959
      Custodian fees (Note B)                             273,800
      Trustees' fees and expenses                          58,661
      Auditing fees                                        53,015
      Legal fees                                           49,798
      Insurance expense                                    17,783
      Accounting fees                                      10,001
      Amortization of deferred organization and
       initial offering expenses (Note A)                   5,263
      Miscellaneous                                           132
                                                     ------------
        Total expenses                                  6,485,412
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (3,956)
                                                     ------------
        Total net expenses                              6,481,456
                                                     ------------
        Net investment income                          10,703,296
                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             151,488,358
    Change in net unrealized appreciation of
     investment securities                            (42,257,825)
                                                     ------------
        Net gain on investments                       109,230,533
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $119,933,829
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                   Year Ended
                                                  December 31,
                                              1999            1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  10,703,296  $   23,865,245
    Net realized gain on investments        151,488,358      27,913,853
    Change in net unrealized
     appreciation of investments            (42,257,825)      4,713,050
                                          -----------------------------
    Net increase in net assets resulting
     from operations                        119,933,829      56,492,148
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                82,512,116     431,883,918
    Reductions                             (850,834,329)   (477,022,217)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                  (768,322,213)    (45,138,299)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (648,388,384)     11,353,849
NET ASSETS:
    Beginning of year                     1,638,027,082   1,626,673,233
                                          -----------------------------
    End of year                           $ 989,638,698  $1,638,027,082
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Organization expenses incurred by the Series are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $1,745.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Partners Investments
   Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At December 31, 1999, the value of the securities loaned and the value of the collateral were $30,664,075 and $34,788,915, respectively.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan had agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $3,412 and $544.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1999, there were purchase and sale transactions (excluding short-term securities) of $1,324,659,780 and $2,110,004,968, respectively.
   During the year ended December 31, 1999, brokerage commissions on securities transactions amounted to $3,791,850, of which Neuberger received $1,989,139, and other brokers received $1,802,711.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                              Period from
                                                                                           May 1, 1995(1) to
                                                      Year Ended December 31,                December 31,
                                              1999        1998        1997       1996            1995
                                             ---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                              .54%        .52%        .54%       .60%            .67%(3)
                                             ---------------------------------------------------------------
  Net Expenses                                   .54%        .52%        .54%       .60%            .67%(3)
                                             ---------------------------------------------------------------
  Net Investment Income                          .89%       1.37%        .92%       .95%           1.34%(3)
                                             ---------------------------------------------------------------
Portfolio Turnover Rate                          112%        148%        106%       118%             98%
                                             ---------------------------------------------------------------
Net Assets, End of Year (in millions)         $989.6    $1,638.0    $1,626.7     $679.4          $142.4
                                             ---------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Partners Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Partners Investments, one of the series constituting the Advisers Managers Trust (the Trust), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Partners Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000